Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
Schedule of Cash Flow Information
	Years Ended June 30,
	2024	2023	2022

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(19,123,464)	(13,806,515)	(12,847,061)

Non-cash items
Depreciation of property and equipment	35,344	37,854	17,848
Depreciation on leased assets	112,185	64,409	36,366
Others	-	-	61
Share-based payment expenses	881,950	966,571	1,506,122
Foreign exchange (gain)/loss	(261,152)	(917,650)	(2,813,635)
Fixed Asset Write Off	-	10,232	-
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	4,624,029	(3,940,343)	(447,684)
(Increase)/Decrease in other current assets	252,986	(968,207)	(516,176)
Increase/(Decrease) in trade and other payables	1,102,239	(1,560,873)	2,604,001
(Decrease) in other current liabilities	(11,935)	-	-
Increase/(Decrease) in provision for employee entitlements	(218,006)	78,685	122,884

Net cash flows used in operating activities	(12,605,824)	(20,035,837)	(12,337,274)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	12,638,885	15,773,783	34,806,799

Closing cash and cash equivalents balance	12,638,885	15,773,783	34,806,799